Stock-Based Compensation	12 Months Ended
Dec. 31, 2024
PREDECESSOR MILLROSE BUSINESS [Member]
Stock-Based Compensation
5. Stock-Based Compensation
Stock-based compensation was allocated to the Predecessor Millrose Business on a specific identification basis or using a proportional cost allocation method, as applicable. The fair value of shares granted was determined based on the trading price of Lennar’s class A common stock on the grant date. The allocated amounts were not material for the years ended December 31, 2024 and 2023, respectively.